ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	(in thousands)
	December 31, 2022	December 31, 2021

Accounts payable	$1,728	$2,270
Accrued expenses	542	164
Accrued interest payable	185	117
Accrued payroll	187	213
Accrued vacation	53	39
Current lease liability	92	77

Total Accounts Payable and Accrued Expenses	$2,787	$2,880